System Fund and reimbursables - Summary of System Fund Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
System Fund And Reimbursables [Line Items]
System Fund revenues	$ 1,611	$ 1,564	$ 1,217
Loyalty programme revenues, net of the cost of point redemptions [member]
System Fund And Reimbursables [Line Items]
System Fund revenues	355	379	228
Marketing, reservation and other hotel fees [member]
System Fund And Reimbursables [Line Items]
System Fund revenues	$ 1,256	$ 1,185	$ 989